Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2013
Property and Equipment, net
Schedule of property and equipment, net

	As of December 31,
	2012	2013
	RMB	RMB

Office buildings	—	77,797
Office buildings improvements	—	3,884
Computer and software	46,339	54,271
Furniture, fixture and other equipment	2,799	4,544
Motor vehicles	407	407
Leasehold improvements	2,367	3,296
	51,912	144,199
Less: accumulated depreciation and amortization	(29,481)	(44,715)
Property and equipment, net	22,431	99,484